Participant
Risk/Return
Investment Objective
The Fund seeks to provide long-term capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Emerging Markets Select Stock Fund Participant) Vanguard Emerging Markets Select Stock Fund	Vanguard Emerging Markets Select Stock Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Emerging Markets Select Stock Fund Participant) Vanguard Emerging Markets Select Stock Fund	Vanguard Emerging Markets Select Stock Fund - Investor Shares
Management Expenses	0.68%
12b-1 Distribution Fee	none
Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.92%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Emerging Markets Select Stock Fund Participant) Vanguard Emerging Markets Select Stock Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Emerging Markets Select Stock Fund - Investor Shares	94	293	509	1,131

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 93%.

Primary Investment Strategies

The Fund invests mainly in equity securities of companies located in emerging markets. The Fund invests in small-, mid-, and large-capitalization companies and is expected to diversify its assets among companies located in emerging markets around the world. Under normal circumstances, at least 80% of the Fund's assets will be invested in common stocks of companies located in emerging markets. The Fund uses multiple investment advisors.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. In addition, investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions.

Emerging markets risk, which is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that area.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.

Investment style risk, which is the chance that returns from the types of stocks in which the Fund invests will trail returns from global stock markets. Small-, mid-, and large-cap stocks each tend to go through cycles of doing better-or worse-than other segments of the stock market or the global market in general. These periods have, in the past, lasted for as long as several years. Historically, small- and mid-cap stocks have been more volatile in price than large-cap stocks.

Manager risk, which is the chance that poor security selection or focus on securities in a particular sector, category, or group of companies will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. Significant investment in the financials sector subjects the Fund to proportionately higher exposure to the risks of this sector.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows the performance of the Fund in its first full calendar year. The table shows how the average annual total returns of the Fund compare with those of the Fund's benchmark index, which have investment characteristics similar to those of the Fund. Returns for the MSCI indexes shown are adjusted for withholding taxes. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Emerging Markets Select Stock Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2013 was -0.15%

During the periods shown in the bar chart, the highest return for a calendar quarter was 15.92% (quarter ended March 31, 2012 ), and the lowest return for a quarter was -8.75% (quarter ended June 30, 2012 ).

Average Annual Total Returns for Periods Ended December 31, 2012
Average Annual Total Returns (Vanguard Emerging Markets Select Stock Fund Participant) Vanguard Emerging Markets Select Stock Fund	One Year	Since Inception
Vanguard Emerging Markets Select Stock Fund - Investor Shares	22.57%	0.68%
Vanguard Emerging Markets Select Stock Fund - Investor Shares MSCI Emerging Markets Index	18.22%	(0.94%)

Retail
Risk/Return
Investment Objective
The Fund seeks to provide long-term capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Emerging Markets Select Stock Fund Retail) Vanguard Emerging Markets Select Stock Fund (USD $)	Vanguard Emerging Markets Select Stock Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Emerging Markets Select Stock Fund Retail) Vanguard Emerging Markets Select Stock Fund	Vanguard Emerging Markets Select Stock Fund - Investor Shares
Management Expenses	0.68%
12b-1 Distribution Fee	none
Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.92%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Emerging Markets Select Stock Fund Retail) Vanguard Emerging Markets Select Stock Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Emerging Markets Select Stock Fund - Investor Shares	94	293	509	1,131

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 93%.

Primary Investment Strategies

The Fund invests mainly in equity securities of companies located in emerging markets. The Fund invests in small-, mid-, and large-capitalization companies and is expected to diversify its assets among companies located in emerging markets around the world. Under normal circumstances, at least 80% of the Fund's assets will be invested in common stocks of companies located in emerging markets. The Fund uses multiple investment advisors.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. In addition, investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions.

Emerging markets risk, which is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that area.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.

Investment style risk, which is the chance that returns from the types of stocks in which the Fund invests will trail returns from global stock markets. Small-, mid-, and large-cap stocks each tend to go through cycles of doing better-or worse-than other segments of the stock market or the global market in general. These periods have, in the past, lasted for as long as several years. Historically, small- and mid-cap stocks have been more volatile in price than large-cap stocks.

Manager risk, which is the chance that poor security selection or focus on securities in a particular sector, category, or group of companies will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. Significant investment in the financials sector subjects the Fund to proportionately higher exposure to the risks of this sector.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows the performance of the Fund in its first full calendar year. The table shows how the average annual total returns of the Fund compare with those of the Fund's benchmark index, which have investment characteristics similar to those of the Fund. Returns for the MSCI indexes shown are adjusted for withholding taxes. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Emerging Markets Select Stock Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2013 was -0.15%

During the periods shown in the bar chart, the highest return for a calendar quarter was 15.92% (quarter ended March 31, 2012 ), and the lowest return for a quarter was -8.75% (quarter ended June 30, 2012 ).

Average Annual Total Returns for Periods Ended December 31, 2012
Average Annual Total Returns (Vanguard Emerging Markets Select Stock Fund Retail) Vanguard Emerging Markets Select Stock Fund	One Year	Since Inception
Vanguard Emerging Markets Select Stock Fund - Investor Shares	22.57%	0.68%
Vanguard Emerging Markets Select Stock Fund - Investor Shares Return After Taxes on Distributions	22.45%	0.60%
Vanguard Emerging Markets Select Stock Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	15.04%	0.62%
Vanguard Emerging Markets Select Stock Fund - Investor Shares MSCI Emerging Markets Index	18.22%	(0.94%)

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Shareholder Fees (Vanguard Emerging Markets Select Stock Fund, Vanguard Emerging Markets Select Stock Fund - Investor Shares, USD $)	12 Months Ended
Oct. 31, 2012
Vanguard Emerging Markets Select Stock Fund | Vanguard Emerging Markets Select Stock Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	$ 20

Annual Fund Operating Expenses (Vanguard Emerging Markets Select Stock Fund - Investor Shares, Vanguard Emerging Markets Select Stock Fund)	12 Months Ended
Oct. 31, 2012
Vanguard Emerging Markets Select Stock Fund - Investor Shares | Vanguard Emerging Markets Select Stock Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.68%
12b-1 Distribution Fee	none
Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.92%

Expense Example, No Redemption (Vanguard Emerging Markets Select Stock Fund - Investor Shares, Vanguard Emerging Markets Select Stock Fund, USD $)	12 Months Ended
Oct. 31, 2012
Vanguard Emerging Markets Select Stock Fund - Investor Shares | Vanguard Emerging Markets Select Stock Fund
Expense Example, No Redemption:
1 YEAR	$ 94
3 YEAR	293
5 YEAR	509
10 YEAR	$ 1,131

Average Annual Total Returns (Vanguard Emerging Markets Select Stock Fund, Vanguard Emerging Markets Select Stock Fund - Investor Shares)	12 Months Ended
Oct. 31, 2012
Average Annual Returns for Periods Ended December 31, 2012
One Year	22.57%
Since Inception	0.68%
Inception Date	Jun 27, 2011
Return After Taxes on Distributions
Average Annual Returns for Periods Ended December 31, 2012
One Year	22.45%
Since Inception	0.60%
Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.04%
Since Inception	0.62%
MSCI Emerging Markets Index
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.22%
Since Inception	(0.94%)

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2012
Registrant Name	dei_EntityRegistrantName	Vanguard Trustees' Equity Fund
Central Index Key	dei_EntityCentralIndexKey	0000313850
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 23, 2013
Document Effective Date	dei_DocumentEffectiveDate	Apr 23, 2013
Vanguard Emerging Markets Select Stock Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 23, 2013
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 93%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	93.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests mainly in equity securities of companies located in emerging markets. The Fund invests in small-, mid-, and large-capitalization companies and is expected to diversify its assets among companies located in emerging markets around the world. Under normal circumstances, at least 80% of the Fund's assets will be invested in common stocks of companies located in emerging markets. The Fund uses multiple investment advisors.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. In addition, investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions.

Emerging markets risk, which is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that area.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.

Investment style risk, which is the chance that returns from the types of stocks in which the Fund invests will trail returns from global stock markets. Small-, mid-, and large-cap stocks each tend to go through cycles of doing better-or worse-than other segments of the stock market or the global market in general. These periods have, in the past, lasted for as long as several years. Historically, small- and mid-cap stocks have been more volatile in price than large-cap stocks.

Manager risk, which is the chance that poor security selection or focus on securities in a particular sector, category, or group of companies will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. Significant investment in the financials sector subjects the Fund to proportionately higher exposure to the risks of this sector.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Emerging Markets Select Stock Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows the performance of the Fund in its first full calendar year. The table shows how the average annual total returns of the Fund compare with those of the Fund's benchmark index, which have investment characteristics similar to those of the Fund. Returns for the MSCI indexes shown are adjusted for withholding taxes. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Footnotes	rr_BarChartFootnotesTextBlock	1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2013 was -0.15%
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 15.92% (quarter ended March 31, 2012 ), and the lowest return for a quarter was -8.75% (quarter ended June 30, 2012 ).

Year to Date Return Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2013
Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended March 31, 2012 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended June 30, 2012 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2012
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees or expenses)
Vanguard Emerging Markets Select Stock Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 23, 2013
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 93%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	93.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests mainly in equity securities of companies located in emerging markets. The Fund invests in small-, mid-, and large-capitalization companies and is expected to diversify its assets among companies located in emerging markets around the world. Under normal circumstances, at least 80% of the Fund's assets will be invested in common stocks of companies located in emerging markets. The Fund uses multiple investment advisors.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. In addition, investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions.

Emerging markets risk, which is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that area.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.

Investment style risk, which is the chance that returns from the types of stocks in which the Fund invests will trail returns from global stock markets. Small-, mid-, and large-cap stocks each tend to go through cycles of doing better-or worse-than other segments of the stock market or the global market in general. These periods have, in the past, lasted for as long as several years. Historically, small- and mid-cap stocks have been more volatile in price than large-cap stocks.

Manager risk, which is the chance that poor security selection or focus on securities in a particular sector, category, or group of companies will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. Significant investment in the financials sector subjects the Fund to proportionately higher exposure to the risks of this sector.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance One Year or Less	rr_PerformanceOneYearOrLess	The bar chart shows the performance of the Fund's shares in their first full calendar year. The Fund has not been in operation long enough to report a full calendar-year return.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Emerging Markets Select Stock Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows the performance of the Fund in its first full calendar year. The table shows how the average annual total returns of the Fund compare with those of the Fund's benchmark index, which have investment characteristics similar to those of the Fund. Returns for the MSCI indexes shown are adjusted for withholding taxes. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Footnotes	rr_BarChartFootnotesTextBlock	1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2013 was -0.15%
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 15.92% (quarter ended March 31, 2012 ), and the lowest return for a quarter was -8.75% (quarter ended June 30, 2012 ).

Year to Date Return Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2013
Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended March 31, 2012 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended June 30, 2012 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2012
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees or expenses)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Emerging Markets Select Stock Fund | Vanguard Emerging Markets Select Stock Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.68%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.92%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	94
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	293
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	509
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	1,131
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jun 27, 2011
2012	rr_AnnualReturn2012	22.57%
Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Year to Date Return	rr_BarChartYearToDateReturn	(0.15%)
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.92%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(8.75%)
One Year	rr_AverageAnnualReturnYear01	22.57%
Since Inception	rr_AverageAnnualReturnSinceInception	0.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 27, 2011
MSCI Emerging Markets Index | Vanguard Emerging Markets Select Stock Fund | Vanguard Emerging Markets Select Stock Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	18.22%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.94%)

Annual Total Returns (Vanguard Emerging Markets Select Stock Fund - Investor Shares Participant) (Vanguard Emerging Markets Select Stock Fund, Vanguard Emerging Markets Select Stock Fund - Investor Shares)
12 Months Ended
Oct. 31, 2012
Vanguard Emerging Markets Select Stock Fund | Vanguard Emerging Markets Select Stock Fund - Investor Shares
Annual Total Return
2012	22.57%

Annual Total Returns (Vanguard Emerging Markets Select Stock Fund - Investor Shares Retail) (Vanguard Emerging Markets Select Stock Fund, Vanguard Emerging Markets Select Stock Fund - Investor Shares)	12 Months Ended
Oct. 31, 2012
Vanguard Emerging Markets Select Stock Fund | Vanguard Emerging Markets Select Stock Fund - Investor Shares
Annual Total Return
2012	22.57%